Interest and Other Income (Tables)	12 Months Ended
Dec. 31, 2020
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Summary Of Interest and Other Income

	2020	2019	2018
	Million	Million	Million
Interest income	11,447	10,065	11,443
Fair value gains recognized, net	2,894	5,495	4,442

	14,341	15,560	15,885